Schedule I-Condensed Balance Sheets - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Statements of Operations [Line Items]
Operating expenses	¥ (57,282)	$ (8,191)	¥ (42,036)	¥ (27,675)
Investment (loss)/income			4,093	(13,628)
Interest income	4,256	609	1,674	646
Fair value adjustments gain	7,624	1,090
Non-operating income, net	758	108	769	1,178
Share of income of its subsidiaries and the consolidated VIEs	99,174	14,182	1,617,799	2,119,676
Net income/(loss)	¥ 54,530	$ 7,798	¥ 1,582,299	¥ 2,080,197